UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7129
                      (Investment Company Act File Number)


                    Federated Managed Allocation Portfolios
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 8/31/07








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED BALANCED ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
               MUTUAL FUNDS-98.7%1
      450,365  Federated American Leaders Fund Inc., Class A Shares                                                     $ 10,669,152
      403,830  Federated Capital Appreciation Fund, Class A Shares                                                        10,717,635
    1,075,646  Federated Intermediate Corporate Bond Fund, Institutional Shares                                           10,648,897
    1,697,196  Federated Kaufmann Fund, Class A Shares                                                                    10,726,276
                  TOTAL MUTUAL FUNDS (IDENTIFIED COST $41,823,820)                                                        42,761,960
               REPURCHASE AGREEMENT--0.8%
  $   339,000  Interest in $2,000,000,000 joint repurchase agreement 5.40%, dated 8/31/2007 under which ABN AMRO             339,000
               Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to
               7/1/2047 for $2,001,200,000 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,046,209,761 (AT COST).
                  TOTAL INVESTMENTS --- 99.5%                                                                             43,100,960
                  (IDENTIFIED COST $42,162,820)2
                  OTHER ASSETS AND LIABILITIES --- NET --- 0.5%                                                              200,625
                  TOTAL NET ASSETS --- 100%                                                                             $ 43,301,585

1    Affiliated companies.

2 At August 31, 2007, the cost of investments for federal tax purposes was $42,162,820. The net unrealized appreciation of investments for federal tax purposes was $938,140. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,161,091 and net unrealized depreciation from investments for those securities having an excess of cost over value of $222,951.

     Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;


   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to section 12(d) (1) (g) of the Act, the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

FUND                                                    INVESTMENT OBJECTIVE

Federated American Leaders Fund, Inc., Class A Shares   To provide growth of
(American Leaders)                                      capital and income.
Federated Capital Appreciation Fund, Class A Shares     To provide capital
(Capital Appreciation)                                  appreciation.
Federated Intermediate Corporate Bond Fund,             To provide current
Institutional Shares                                    income.
(Intermediate Corporate Bond)
Federated Kaufmann Fund, Class A Shares (Kaufmann)      To provide capital
                                                        appreciation.


Income distributions from Americans Leaders are declared and paid quarterly. Income distributions from Intermediate Corporate Bond are declared daily and paid monthly. Income distributions from Capital Appreciation and Kaufmann are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.





FEDERATED CONSERVATIVE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  SHARES     VALUE

               MUTUAL FUNDS--99.9%1
 1,719,412     Capital Appreciation Core Fund                                                $ 26,353,495
    20,855     Emerging Markets Fixed Income Core Fund                                            444,986
   728,594     Federated Intermediate Corporate Bond Fund, Institutional Shares                 7,213,080
    26,785     Federated International Bond Fund, Class A Shares                                  295,436
   213,925     Federated International Capital Appreciation Fund, Class A Shares                2,763,904
 1,350,641     Federated Mortgage Core Portfolio                                               13,195,764
   247,441     Federated U.S. Government Bond Fund                                              2,731,746
   327,529     Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares       3,599,543
   186,555     High Yield Bond Portfolio                                                        1,244,324
   826,624   2 Prime Value Obligations Fund, Institutional Shares, 5.33%                          826,624
                  TOTAL INVESTMENTS-99.9%                                                      58,668,902
                  (IDENTIFIED COST $54,825,023)3
                  OTHER ASSET AND LIABILITIES---NET-0.1%                                           30,091
                  TOTAL NET ASSETS---100%                                                    $ 58,698,993


1    Affiliated companies.

2    7-Day net yield.

3 At August 31, 2007, the cost of investments for federal tax purposes was $54,831,529. The net unrealized appreciation of investments for federal tax purposes was $3,837,373. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,876,100 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,727.



Note:         The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
* for investments in other open-end registered investment companies, based on net asset value (NAV);
* for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
* prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
* for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
* for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
* for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

FUND                                                                                             INVESTMENT OBJECTIVE
Federated Intermediate Corporate Bond Fund, Institutional Shares (Intermediate Corporate Bond)    To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)                            To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital          To provide long-term growth of
Appreciation)                                                                                    capital.
Federated Mortgage Core Portfolio (Mortgage Core)                                                To provide total return.
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares (Gov 2-5)              To provide current income.
Federated U.S. Government Bond Fund (Government Bond)                                            To pursue total return.
High Yield Bond Portfolio (HYCORE)                                                               To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.
Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

FUND                                             INVESTMENT OBJECTIVE
Capital Appreciation Core Fund (Capital Core)    To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE) To achieve total return and secondarily high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.





FEDERATED GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

 SHARES                                                                                          VALUE
            MUTUAL FUNDS--99.4%1
 2,789,377  Capital Appreciation Core Fund                                                $ 42,752,888
     2,818  Emerging Markets Fixed Income Core Fund                                             60,123
    97,564  Federated Intermediate Corporate Bond Fund, Institutional Shares                   965,884
     3,611  Federated International Bond Fund, Class A Shares                                   39,825
   300,837  Federated International Capital Appreciation Fund, Class A Shares                3,886,815
   180,709  Federated Mortgage Core Portfolio                                                1,765,530
    33,077  Federated U.S. Government Bond Fund                                                365,168
    43,968  Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares         483,208
    24,931  High Yield Bond Portfolio                                                          166,287
               TOTAL MUTUAL FUNDS                                                           50,485,728
               TOTAL INVESTMENTS-99.4%                                                      50,485,728
               (IDENTIFIED COST $45,396,151)2
               OTHER ASSETS AND LIABILITIES - NET-0.6%                                         324,299
               TOTAL NET ASSETS-100%                                                      $ 50,810,027

1    Affiliated companies.

2 At August 31, 2007, the cost of investments for federal tax purposes was $45,396,952. The net unrealized appreciation of investments for federal tax purposes was $5,088,776. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,090,124 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,348.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
* for investments in other open-end registered investment companies, based on net asset value (NAV);
* for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
* prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
* for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
* for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
* for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

FUND                                                                                                INVESTMENT OBJECTIVE
Federated Intermediate Corporate Bond Fund, Institutional Shares (Intermediate Corporate Bond)      To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)                              To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital            To provide long-term growth of
Appreciation)                                                                                       capital.
Federated Mortgage Core Portfolio (Mortgage Core)                                                   To provide total return.
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares (Gov 2-5)                To provide current income.
Federated U.S. Government Bond Fund (Government Bond)                                               To pursue total return.
High Yield Bond Portfolio (HYCORE)                                                                  To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.
Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser.

FUND                                                 INVESTMENT OBJECTIVE
Capital Appreciation Core Fund (Capital Core)        To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE)     To achieve total return and secondarily to achieve high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341- 7400.







FEDERATED MODERATE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  SHARES     VALUE

               MUTUAL FUNDS-99.9%1
 4,036,334     Capital Appreciation Core Fund                                                 $ 61,865,050
    20,191     Emerging Markets Fixed Income Core Fund                                             430,809
   703,110     Federated Intermediate Corporate Bond Fund, Institutional Shares                  6,960,791
    25,957     Federated International Bond Fund, Class A Shares                                   286,303
   485,127     Federated International Capital Appreciation Fund, Class A Shares                 6,267,838
 1,302,971     Federated Mortgage Core Portfolio                                                12,730,027
   239,045     Federated U.S. Government Bond Fund                                               2,639,060
   316,640     Federated U.S. Government Securities Fund:  2-5 Years, Institutional Shares       3,479,871
   179,813     High Yield Bond Portfolio                                                         1,199,357
 1,666,066   2 Prime Value Obligations Fund, Institutional Shares, 5.33%                         1,666,066
                  TOTAL INVESTMENTS-99.9%                                                       97,525,172
                  (IDENTIFIED COST $90,317,832)3
                  OTHER ASSETS AND LIABILITIES-NET-0.1%                                             49,408
                  TOTAL NET ASSETS---100%                                                     $ 97,574,580


1    Affiliated companies.

2    7-Day net yield.

3 At August 31, 2007, the cost of investments for federal tax purposes was $90,323,034. The net unrealized appreciation of investments for federal tax purposes was $7,202,138. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,247,204 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,066.


Note:         The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
* for investments in other open-end registered investment companies, based on net asset value (NAV);
* for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
* prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
* for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
* for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
* for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

FUND                                                  INVESTMENT OBJECTIVE
Federated Intermediate Corporate Bond Fund,           To provide current income.
Institutional Shares (Intermediate Corporate Bond)
Federated International Bond Fund,                    To obtain total return.
Class A Shares (International Bond)
Federated International Capital Appreciation Fund,    To provide long-term growth of capital.
Class A Shares (International Capital Appreciation)
Federated Mortgage Core Portfolio (Mortgage Core)     To provide total return.
Federated U.S. Government Securities Fund: 2-5 Years, To provide current income.
Institutional Shares (Gov 2-5)
Federated U.S. Government Bond Fund,                  To pursue total return.
(Government Bond)
High Yield Bond Portfolio (HYCORE)                    To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.
Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

FUND                                             INVESTMENT OBJECTIVE
Capital Appreciation Core Fund (Capital Core)    To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE) To achieve total return and secondarily to achieve high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.






FEDERATED TARGET ETF FUND 2015
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
               EXCHANGE TRADED FUNDS--92.8%
               STOCK ETFS-66.5%
               DOMESTIC STOCK ETFS-49.3%
        8,084  iShares S&P 500 Index Fund                                                                                $ 1,193,360
        1,440  iShares S&P Midcap 400 Index Fund                                                                             123,768
          669  Rydex Russell Top 50 Index ETF Fund                                                                            74,707
                  TOTAL DOMESTIC STOCK ETFS                                                                                1,391,835
               FOREIGN STOCK ETFS-17.2%
          929  iShares MSCI Canada Index Fund                                                                                 27,777
          821  IShares MSCI Emerging Market Fund                                                                             109,973
        2,300  iShares MSCI Japan Fund                                                                                        32,361
          225  iShares MSCI Pacific ex-Japan Index Fund                                                                       32,884
        2,506  iShares S&P Europe 350 Index Fund                                                                             284,080
                  TOTAL FOREIGN STOCK ETFS                                                                                   487,075
                  TOTAL STOCK ETFS (IDENTIFIED COST $1,843,515)                                                            1,878,910
               FIXED INCOME ETFS-26.3%
               DOMESTIC FIXED INCOME ETFS-26.3%
        7,456  iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $740,765)                                                 744,258
                  TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $2,584,280)                                                 2,623,168
               MUTUAL FUNDS--6.5%1
          422  Emerging Markets Fixed Income Core Fund                                                                         9,012
       15,440  Federated Mortgage Core Portfolio                                                                             150,846
        3,748  High Yield Bond Portfolio                                                                                      25,000
                  TOTAL MUTUAL FUNDS (IDENTIFIED COST $193,994)                                                              184,858
               REPURCHASE AGREEMENT--2.4%
  $    68,000  Interest in $2,000,000,000 joint repurchase agreement 5.40%, dated 8/31/2007 under which ABN AMRO Bank         68,000
               NV, New York will repurchase U.S. Government Agency securities with various maturities to 7/1/2047 for
               $2,001,200,000 on 9/4/2007. The market value of the underlying securities at the end of the period was
               $2,046,209,761 (AT COST).
                  TOTAL INVESTMENTS-101.7%                                                                                 2,876,026
                  (IDENTIFIED COST $2,846,274)2
                  OTHER ASSETS AND LIABILITIES - NET-(1.7)%                                                                 (48,628)
                  TOTAL NET ASSETS-100%                                                                                  $ 2,827,398

1    Affiliated companies.

2 At August 31, 2007, the cost of investments for federal tax purposes was $2,846,281. The net unrealized appreciation of investments for federal tax purposes was $29,745. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,382 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,637.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities (including shares of ETFs), according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronym is used throughout this portfolio:

ETFs-Exchange Traded Mutual Funds







FEDERATED TARGET ETF FUND 2025
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

             EXCHANGE TRADED FUNDS--96.5%
             STOCK ETFS-83.3%
             DOMESTIC STOCKS ETFS-62.5%
     20,438  iShares S&P 500 Index Fund                                                                                  $ 3,017,058
      3,812  iShares S&P MidCap 400 Index Fund                                                                               327,641
        424  iShares S&P SmallCap 600 Index Fund                                                                              29,154
      1,393  Rydex Russell Top 50 Index ETF Fund                                                                             155,556
                TOTAL DOMESTIC STOCK ETFS                                                                                  3,529,409
             FOREIGN STOCK ETFS-20.8%
      2,318  iShares MSCI Canada Index Fund                                                                                   69,308
      1,923  iShares MSCI Emerging Market Fund                                                                               257,586
      6,969  iShares MSCI Japan Fund                                                                                          98,054
        579  iShares MSCI Pacific ex-Japan Index Fund                                                                         84,621
      5,854  iShares S&P Europe 350 Index Fund                                                                               663,610
                TOTAL FOREIGN STOCK ETFS                                                                                   1,173,179
                TOTAL STOCK ETFS (IDENTIFIED COST $4,584,711)                                                              4,702,588
             FIXED INCOME  ETFS-13.2%
             DOMESTIC FIXED INCOME ETFS-13.2%
      7,482  iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $744,128)                                                   746,853
                TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $5,328,839)                                                   5,449,441
             MUTUAL FUNDS--2.8%1
        422  Emerging Markets Fixed Income Core Fund                                                                           9,012
     13,292  Federated Mortgage Core Portfolio                                                                               129,867
      2,999  High Yield Bond Portfolio                                                                                        20,000
                TOTAL MUTUAL FUNDS (IDENTIFIED COST $168,002)                                                                158,879
             REPURCHASE AGREEMENT--2.1%
  $ 117,000  Interest in $2,000,000,000 joint repurchase agreement 5.40%, dated 8/31/2007 under which ABN AMRO Bank          117,000
             NV, New York will repurchase U.S. Government Agency securities with various maturities to 7/1/2047 for
             $2,001,200,000 on 9/4/2007. The market value of the underlying securities at the end of the period was
             $2,046,209,761 (AT COST).
                TOTAL INVESTMENTS-101.4%                                                                                   5,725,320
                (IDENTIFIED COST $5,613,841)2
                OTHER ASSETS AND LIABILITIES-NET-(1.4%)                                                                     (78,655)
                TOTAL NET ASSETS-100%                                                                                    $ 5,646,665


1    Affiliated companies.

2 At August 31, 2007, the cost of investments for federal tax purposes was $5,613,841. The net unrealized appreciation of investments for federal tax purposes was $111,479. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $115,222 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,743.


Note:          The categories of investments are shown as a percentage of total net assets at August 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities (including shares of ETFs), according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;


   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronym is used throughout this portfolio:

 ETFs --Exchange Traded Mutual Funds







FEDERATED TARGET ETF FUND 2035
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

 SHARES                                                                         VALUE
         EXCHANGE TRADED FUNDS--95.9%
         STOCK ETFS-91.3%
         DOMESTIC STOCK ETFS-68.9%
 12,512  iShares S&P 500 Index Fund                                       $ 1,847,022
  2,146  iShares S&P Midcap 400 Index Fund                                    184,449
    257  iShares S&P SmallCap 600 Index Fund                                   17,671
    733  Rydex Russell Top 50 Index ETF Fund                                   81,854
            TOTAL DOMESTIC STOCK ETFS                                       2,130,996
         FOREIGN STOCK ETFS-22.4%
  1,424  iShares MSCI Canada Index Fund                                        42,578
  1,113  IShares MSCI Emerging Market Fund                                    149,086
  4,371  iShares MSCI Japan Fund                                               61,500
    341  iShares MSCI Pacific ex-Japan Index Fund                              49,837
  3,426  iShares S&P Europe 350 Index Fund                                    388,371
            TOTAL FOREIGN STOCK ETFS                                          691,372
            TOTAL STOCK ETFS (IDENTIFIED COST $2,734,190)                   2,822,368
         FIXED INCOME ETFS-4.6%
         DOMESTIC FIXED INCOME ETFS-4.6%
  1,425  iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $140,533)        142,244
            TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $2,874,723)        2,964,612
         MUTUAL FUNDS--1.3%1
     94  Emerging Markets Fixed Income Core Fund                                2,003
  3,068  Federated Mortgage Core Portfolio                                     29,969
  1,049  High Yield Bond Portfolio                                              7,000
            TOTAL MUTUAL FUNDS (IDENTIFIED COST $41,000)                       38,972
            TOTAL INVESTMENTS --- 97.2%                                     3,003,584
            (IDENTIFIED COST $2,915,723)2
            OTHER ASSETS AND LIABILITIES --- NET --- 2.8%                      86,671
            TOTAL NET ASSETS --- 100%                                     $ 3,090,255


1    Affiliated companies.

2 At August 31, 2007, the cost of investments for federal tax purposes was $2,915,723. The net unrealized appreciation of investments for federal tax purposes was $87,861. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $88,804 and net unrealized depreciation from investments for those securities having an excess of cost over value of $943.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities (including shares of ETFs), according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.




The following acronym is used throughout this portfolio:

ETFs-Exchange Traded Mutual Funds









ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MANAGED ALLOCATION PORTFOLIOS

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER


DATE        OCTOBER 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER


DATE        OCTOBER 23, 2007